Offerings - Offering: 1	Jul. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	27,040,890
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 1,531,554
Amount of Registration Fee	$ 234.48
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act. Given that there is no proposed maximum offering price per common share, the registrant calculates the proposed maximum aggregate offering price, by analogy to Rule 457(f)(2), based on the book value per common share the registrant registers of $0.0566 per share, which is calculated from its audited balance sheet as of December 31, 2024. Given that the registrant’s common shares are not traded on an exchange or over-the-counter, the registrant did not use the market prices of its common shares in accordance with Rule 457(c).